Chapter 11 Proceedings (Tables)	12 Months Ended
Dec. 31, 2019
Reorganizations [Abstract]
Summary of restructuring shares
This is summarized in the below table:

		Percentage
Recipient of Common Shares	Number of shares	Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan	Prior to dilution by the shares reserved under the Employee Incentive Plan	Fully diluted
Commitment Parties (in exchange for cash paid pursuant to the Investment Agreement) and Equity Rights Offering Subscribers	23,750,000	25.00%	23.75%	21.38%

		Percentage
Recipient of Common Shares	Number of shares	Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan	Prior to dilution by the shares reserved under the Employee Incentive Plan	Fully diluted
Recipients of Senior Secured Notes (including Commitment Parties and Notes Rights Offering Subscribers)	54,625,000	57.50%	54.63%	49.16%
Holders of General Unsecured Claims	14,250,000	15.00%	14.25%	12.82%
Former Holders of Old Seadrill Limited Equity and Seadrill Limited 510(b) Claimants	1,900,000	2.00%	1.90%	1.71%
Fees to Select Commitment Parties	475,000	0.50%	0.47%	0.43%
All creditors, excluding Primary Structuring Fee	95,000,000	100.00%	95.00%	85.50%
Hemen (on account of Primary Structuring Fee)	5,000,000	-	5.00%	4.50%
Total, prior to dilution by shares reserved under the Employee Incentive Plan	100,000,000	-	100.00%	90.00%
Reserved for the Employee Incentive Plan	11,111,111	-	-	10.00%
Total, fully diluted	111,111,111	-	-	100.00%

Schedule of reorganization items
The following table summarizes the components included within reorganization items:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Professional and advisory fees	—	(9)	(187)	(66)
New investor commitment fees	—	—	—	(53)
Loss on Newbuilding global settlement claim	—	—	—	(1,064)
Loss on other pre-petition allowed claims	—	—	—	(3)
Gain on liabilities subject to compromise	—	—	2,958	—
Fresh start valuation adjustments	—	—	(6,142)	—
Write-off of debt issuance costs	—	—	—	(66)
Reversal of credit risk on derivatives	—	—	—	(89)
Interest income on surplus cash invested	—	—	6	4
Total reorganization items, net	—	(9)	(3,365)	(1,337)